Income and expenses - Payroll expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Income and expenses
Short-term employee benefits	€ (127,328)	€ (117,443)	€ (115,169)
Social security expenses	(22,370)	(19,430)	(19,002)
Expenses defined contribution plans	(1,743)	(1,586)	(1,463)
Other employee expenses	(14,965)	(12,715)	(12,241)
Total	€ (166,406)	€ (151,174)	€ (147,875)
Total registered employees at the end of the period	2,514	2,437	2,439